UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22449

American Funds Mortgage Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2022

Brian C. Janssen

American Funds Mortgage Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Mortgage Fund® Semi-annual report for the six months ended February 28, 2022

Seeking income
and diversification
through investments
in high-quality
mortgages

American Funds Mortgage Fund seeks to provide current income and preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 3.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended March 31, 2022 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	–3.21%	1.76%	1.96%
Class A shares (reflecting 3.75% maximum sales charge)	–7.15	0.69	1.29

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios were 0.34% for Class F-2 shares and 0.63% for Class A shares as of the prospectus dated November 1, 2021.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield as of February 28, 2022, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.55% for Class F-2 shares and 0.25% for Class A shares. The fund’s 12-month distribution rate as of that date was 0.61% for Class F-2 shares and 0.31% for Class A shares. Class A shares reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investments in mortgage-related securities involve additional risks, such as prepayment risk, as more fully described in the prospectus. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for American Funds Mortgage Fund for the periods ended February 28, 2022, are shown in the table below, as well as results of the fund’s benchmark and peer group indexes.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/mfafx. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

13	Financial statements

16	Notes to financial statements

28	Financial highlights

Results at a glance

For periods ended February 28, 2022, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 11/1/10)

American Funds Mortgage Fund (Class F-2 shares)	–1.79%	–1.07%	2.31%	2.23%	2.46%
American Funds Mortgage Fund (Class A shares)	–2.03	–1.45	2.01	1.95	2.19
Bloomberg U.S. Mortgage Backed Securities Index*	–3.15	–2.88	1.90	1.98	2.26
Lipper Intermediate U.S. Government Funds Average†	–2.95	–2.29	1.82	1.48	1.75
Lipper GNMA Funds Average†	–2.55	–2.87	1.35	1.34	1.73

*	Source: Bloomberg Index Services Ltd. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	Source: Refinitiv Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update available on our website

American Funds Mortgage Fund	1

Investment portfolio February 28, 2022	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	23.01%
AAA/Aaa	58.85
AA/Aa	.85
A/A	.65
Short-term securities & other assets less liabilities	16.64
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 83.36%	Principal amount (000)	Value (000)
Mortgage-backed obligations 58.47%
Federal agency mortgage-backed obligations 54.14%
Fannie Mae Pool #AZ0554 3.50% 2030[1]	$64	$67
Fannie Mae Pool #AY1948 3.50% 2030[1]	52	54
Fannie Mae Pool #MA1640 2.50% 2033[1]	874	871
Fannie Mae Pool #BJ4876 3.00% 2033[1]	422	433
Fannie Mae Pool #AU7556 3.00% 2033[1]	342	344
Fannie Mae Pool #BJ4856 3.00% 2033[1]	115	119
Fannie Mae Pool #BM3919 3.00% 2033[1]	12	12
Fannie Mae Pool #BJ9000 3.50% 2033[1]	132	138
Fannie Mae Pool #CA2106 3.50% 2033[1]	18	19
Fannie Mae Pool #695412 5.00% 2033[1]	3	4
Fannie Mae Pool #BO6247 2.50% 2034[1]	5,747	5,829
Fannie Mae Pool #AD3566 5.00% 2035[1]	45	48
Fannie Mae Pool #MA2746 4.00% 2036[1]	2,903	3,092
Fannie Mae Pool #MA2717 4.00% 2036[1]	1,804	1,926
Fannie Mae Pool #AS7224 4.00% 2036[1]	1,625	1,727
Fannie Mae Pool #MA2819 4.00% 2036[1]	1,538	1,638
Fannie Mae Pool #MA2787 4.00% 2036[1]	735	781
Fannie Mae Pool #MA2630 4.00% 2036[1]	336	358
Fannie Mae Pool #MA3186 4.00% 2037[1]	4,410	4,662
Fannie Mae Pool #MA3099 4.00% 2037[1]	2,133	2,257
Fannie Mae Pool #889101 1.549% 2038[1,2]	602	614
Fannie Mae Pool #964279 2.095% 2038[1,2]	589	596
Fannie Mae Pool #964708 2.265% 2038[1,2]	77	77
Fannie Mae Pool #AC0794 5.00% 2039[1]	121	133
Fannie Mae Pool #931768 5.00% 2039[1]	33	37
Fannie Mae Pool #AE7629 2.06% 2040[1,2]	137	141
Fannie Mae Pool #AL9335 2.07% 2040[1,2]	19,816	20,847
Fannie Mae Pool #AD1823 5.00% 2040[1]	437	464
Fannie Mae Pool #932606 5.00% 2040[1]	68	75
Fannie Mae Pool #MA4387 2.00% 2041[1]	406	395
Fannie Mae Pool #AL9531 2.11% 2041[1,2]	21,628	22,623
Fannie Mae Pool #AL9326 2.126% 2041[1,2]	22,729	23,923
Fannie Mae Pool #AL9327 2.129% 2041[1,2]	16,859	17,649

2	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #AE0844 2.145% 2041[1,2]	$2,031	$2,119
Fannie Mae Pool #AL0073 2.185% 2041[1,2]	1,486	1,555
Fannie Mae Pool #AE0789 2.251% 2041[1,2]	1,928	2,011
Fannie Mae Pool #AJ1873 4.00% 2041[1]	208	223
Fannie Mae Pool #AE1248 5.00% 2041[1]	215	238
Fannie Mae Pool #AE1277 5.00% 2041[1]	110	122
Fannie Mae Pool #AE1274 5.00% 2041[1]	64	72
Fannie Mae Pool #AE1283 5.00% 2041[1]	60	65
Fannie Mae Pool #AP7819 1.91% 2042[1,2]	2,081	2,160
Fannie Mae Pool #AL2000 1.942% 2042[1,2]	2,331	2,425
Fannie Mae Pool #AL1941 1.951% 2042[1,2]	2,790	2,903
Fannie Mae Pool #AL2184 1.981% 2042[1,2]	4,808	5,007
Fannie Mae Pool #AL9532 1.992% 2042[1,2]	25,397	26,427
Fannie Mae Pool #MA4540 2.00% 2042[1]	26,024	25,350
Fannie Mae Pool #MA4570 2.00% 2042[1]	10,733	10,458
Fannie Mae Pool #MA4586 2.00% 2042[1]	2,892	2,817
Fannie Mae Pool #AL9533 2.048% 2042[1,2]	12,342	12,853
Fannie Mae Pool #AL9530 2.089% 2042[1,2]	17,558	18,329
Fannie Mae Pool #AP7553 3.00% 2042[1]	4,617	4,762
Fannie Mae Pool #AE1290 5.00% 2042[1]	129	143
Fannie Mae Pool #AU0626 2.275% 2043[1]	170	165
Fannie Mae Pool #AT7470 2.275% 2043[1]	111	107
Fannie Mae Pool #AU8121 2.275% 2043[1]	95	92
Fannie Mae Pool #AU8120 2.275% 2043[1]	75	73
Fannie Mae Pool #AT5898 3.00% 2043[1]	7,203	7,408
Fannie Mae Pool #AT7457 3.025% 2043[1]	185	187
Fannie Mae Pool #AL3829 3.50% 2043[1]	1,488	1,571
Fannie Mae Pool #AT7161 3.50% 2043[1]	584	615
Fannie Mae Pool #AR1512 3.50% 2043[1]	182	191
Fannie Mae Pool #AT0412 3.50% 2043[1]	78	81
Fannie Mae Pool #AT3954 3.50% 2043[1]	69	72
Fannie Mae Pool #AT0300 3.50% 2043[1]	54	57
Fannie Mae Pool #MA1583 4.00% 2043[1]	2,770	2,972
Fannie Mae Pool #AX8521 3.50% 2044[1]	105	111
Fannie Mae Pool #AY1829 3.50% 2044[1]	61	63
Fannie Mae Pool #AW8240 3.50% 2044[1]	30	31
Fannie Mae Pool #BE5017 3.50% 2045[1]	733	770
Fannie Mae Pool #BE5009 3.50% 2045[1]	409	430
Fannie Mae Pool #AS8310 3.00% 2046[1]	938	965
Fannie Mae Pool #BM1179 3.00% 2047[1]	1,131	1,159
Fannie Mae Pool #BH4101 3.50% 2047[1]	36,013	37,437
Fannie Mae Pool #BE8740 3.50% 2047[1]	725	758
Fannie Mae Pool #BD2440 3.50% 2047[1]	427	445
Fannie Mae Pool #BE8742 3.50% 2047[1]	115	121
Fannie Mae Pool #BH2846 3.50% 2047[1]	45	47
Fannie Mae Pool #BH2848 3.50% 2047[1]	41	43
Fannie Mae Pool #BH2847 3.50% 2047[1]	31	32
Fannie Mae Pool #BJ5015 4.00% 2047[1]	1,478	1,571
Fannie Mae Pool #BH3122 4.00% 2047[1]	40	42
Fannie Mae Pool #MA3002 4.50% 2047[1]	1,066	1,106
Fannie Mae Pool #BM4488 3.355% 2048[1,2]	6,342	6,517
Fannie Mae Pool #BJ4901 3.50% 2048[1]	523	546
Fannie Mae Pool #CA2850 4.00% 2048[1]	1,749	1,873
Fannie Mae Pool #BK6840 4.00% 2048[1]	923	982
Fannie Mae Pool #BK5232 4.00% 2048[1]	656	697
Fannie Mae Pool #BK9743 4.00% 2048[1]	263	280
Fannie Mae Pool #BM2006 4.00% 2048[1]	21	22
Fannie Mae Pool #CA2205 4.50% 2048[1]	4,741	5,003
Fannie Mae Pool #BK9761 4.50% 2048[1]	121	130
Fannie Mae Pool #BN1576 4.50% 2048[1]	55	58
Fannie Mae Pool #BO5176 3.00% 2049[1]	5,105	5,211
Fannie Mae Pool #BJ8402 3.457% 2049[1,2]	1,114	1,147
Fannie Mae Pool #CA4151 3.50% 2049[1]	7,390	7,766
Fannie Mae Pool #FM1062 3.50% 2049[1]	5,840	6,122
Fannie Mae Pool #FM1443 3.50% 2049[1]	4,235	4,420
Fannie Mae Pool #BN6708 3.50% 2049[1]	1,622	1,690
Fannie Mae Pool #BJ8411 3.50% 2049[1]	1,470	1,535

American Funds Mortgage Fund	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BF0320 5.50% 2049[1]	$2,651	$2,997
Fannie Mae Pool #CA5496 3.00% 2050[1]	56,642	57,839
Fannie Mae Pool #CA5539 3.00% 2050[1]	17,862	18,168
Fannie Mae Pool #CA5536 3.00% 2050[1]	12,573	12,811
Fannie Mae Pool #CA5540 3.00% 2050[1]	6,132	6,237
Fannie Mae Pool #CA5338 3.00% 2050[1]	2,916	2,958
Fannie Mae Pool #FM2664 3.50% 2050[1]	6,067	6,326
Fannie Mae Pool #FM3834 4.50% 2050[1]	18,384	19,447
Fannie Mae Pool #FS0433 2.50% 2051[1]	40,347	40,270
Fannie Mae Pool #FM9492 2.50% 2051[1]	13,452	13,364
Fannie Mae Pool #CB2371 2.50% 2051[1]	11,617	11,544
Fannie Mae Pool #FM9804 2.50% 2051[1]	7,270	7,237
Fannie Mae Pool #FM9694 2.50% 2051[1]	6,682	6,658
Fannie Mae Pool #FM9632 3.00% 2051[1]	7,066	7,193
Fannie Mae Pool #CB0041 3.00% 2051[1]	6,654	6,802
Fannie Mae Pool #FM9631 3.00% 2051[1]	2,972	3,032
Fannie Mae Pool #CB2292 3.00% 2051[1]	1,327	1,358
Fannie Mae Pool #CB2293 3.00% 2051[1]	1,325	1,352
Fannie Mae Pool #CB2544 3.00% 2052[1]	20,130	20,484
Fannie Mae Pool #AS0745 3.50% 2053[1]	1,029	1,064
Fannie Mae Pool #BM6693 3.50% 2059[1]	75,040	78,469
Fannie Mae Pool #BF0379 3.50% 2059[1]	4,356	4,555
Fannie Mae Pool #BF0497 3.00% 2060[1]	2,022	2,065
Fannie Mae Pool #BF0481 3.50% 2060[1]	3,044	3,183
Fannie Mae Pool #BF0480 3.50% 2060[1]	1,884	1,981
Fannie Mae, Series 2012-M13, Class A2, Multi Family, 2.377% 2022[1]	21	21
Fannie Mae, Series 2015-M4, Class AV2, Multi Family, 2.509% 2022[1,2]	37	37
Fannie Mae, Series 2016-M2, Class AV2, Multi Family, 2.152% 2023[1]	328	328
Fannie Mae, Series 2016-M3, Class ASQ2, Multi Family, 2.263% 2023[1]	17	17
Fannie Mae, Series 2013-M12, Class APT, Multi Family, 2.409% 2023[1,2]	349	351
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.546% 2024[1,2]	308	310
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.554% 2024[1,2]	523	530
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.576% 2024[1,2]	350	357
Fannie Mae, Series 2016-M9, Class A1, Multi Family, 2.003% 2026[1]	36	36
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 2026[1]	401	403
Fannie Mae, Series 2016-M11, Class A1, Multi Family, 2.08% 2026[1]	609	609
Fannie Mae, Series 2016-M12, Class A1, Multi Family, 2.132% 2026[1]	145	145
Fannie Mae, Series 2016-M6, Class A1, Multi Family, 2.137% 2026[1]	29	29
Fannie Mae, Series 2016-M4, Class A1, Multi Family, 2.187% 2026[1]	276	277
Freddie Mac Pool #C91593 2.50% 2032[1]	37	36
Freddie Mac Pool #ZS8675 2.50% 2032[1]	10	10
Freddie Mac Pool #C91720 2.50% 2033[1]	68	69
Freddie Mac Pool #ZS8087 2.50% 2033[1]	29	29
Freddie Mac Pool #ZS8710 3.00% 2033[1]	2	2
Freddie Mac Pool #SB8041 3.00% 2035[1]	1	1
Freddie Mac Pool #C91899 4.00% 2036[1]	637	672
Freddie Mac Pool #K93558 4.00% 2036[1]	577	611
Freddie Mac Pool #C91877 4.00% 2036[1]	447	475
Freddie Mac Pool #G03699 6.00% 2038[1]	64	74
Freddie Mac Pool #840222 2.112% 2040[1,2]	5,604	5,859
Freddie Mac Pool #Q05343 4.00% 2041[1]	273	286
Freddie Mac Pool #RB5148 2.00% 2042[1]	22,957	22,362
Freddie Mac Pool #RB5153 2.00% 2042[1]	2,809	2,736
Freddie Mac Pool #Q18236 3.50% 2043[1]	600	631
Freddie Mac Pool #Q19133 3.50% 2043[1]	204	215
Freddie Mac Pool #Q17696 3.50% 2043[1]	189	199
Freddie Mac Pool #Q15874 4.00% 2043[1]	50	52
Freddie Mac Pool #Q28558 3.50% 2044[1]	1,687	1,770
Freddie Mac Pool #760014 2.832% 2045[1,2]	3,358	3,429
Freddie Mac Pool #760012 3.113% 2045[1,2]	642	659
Freddie Mac Pool #760013 3.172% 2045[1,2]	464	477
Freddie Mac Pool #G60238 3.50% 2045[1]	5,938	6,237
Freddie Mac Pool #G67700 3.50% 2046[1]	2,182	2,291
Freddie Mac Pool #T65389 3.50% 2046[1]	62	64
Freddie Mac Pool #Q40896 4.50% 2046[1]	592	633
Freddie Mac Pool #760015 2.622% 2047[1,2]	1,259	1,280
Freddie Mac Pool #Q45650 3.50% 2047[1]	9,198	9,681

4	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q52069 3.50% 2047[1]	$1,086	$1,132
Freddie Mac Pool #Q51622 3.50% 2047[1]	793	827
Freddie Mac Pool #Q47615 3.50% 2047[1]	622	648
Freddie Mac Pool #T65448 4.00% 2047[1]	969	994
Freddie Mac Pool #Q55056 3.50% 2048[1]	730	760
Freddie Mac Pool #Q54701 3.50% 2048[1]	690	718
Freddie Mac Pool #Q54709 3.50% 2048[1]	657	685
Freddie Mac Pool #Q54700 3.50% 2048[1]	534	557
Freddie Mac Pool #Q54782 3.50% 2048[1]	485	503
Freddie Mac Pool #Q56590 3.50% 2048[1]	365	380
Freddie Mac Pool #Q56591 3.50% 2048[1]	273	283
Freddie Mac Pool #Q54781 3.50% 2048[1]	242	252
Freddie Mac Pool #Q54831 3.50% 2048[1]	215	226
Freddie Mac Pool #Q54699 3.50% 2048[1]	147	154
Freddie Mac Pool #Q56589 3.50% 2048[1]	113	118
Freddie Mac Pool #Q54698 3.50% 2048[1]	104	110
Freddie Mac Pool #Q55060 3.50% 2048[1]	103	107
Freddie Mac Pool #G67711 4.00% 2048[1]	17,019	18,105
Freddie Mac Pool #Q56599 4.00% 2048[1]	1,079	1,149
Freddie Mac Pool #Q55971 4.00% 2048[1]	734	780
Freddie Mac Pool #Q56175 4.00% 2048[1]	717	760
Freddie Mac Pool #Q55970 4.00% 2048[1]	359	385
Freddie Mac Pool #Q58411 4.50% 2048[1]	1,614	1,746
Freddie Mac Pool #Q58436 4.50% 2048[1]	735	800
Freddie Mac Pool #Q58378 4.50% 2048[1]	553	592
Freddie Mac Pool #Q57242 4.50% 2048[1]	178	191
Freddie Mac Pool #Q55469 5.00% 2048[1]	852	921
Freddie Mac Pool #RA1339 3.00% 2049[1]	18,654	18,955
Freddie Mac Pool #QA4673 3.00% 2049[1]	7,118	7,268
Freddie Mac Pool #SD7503 3.50% 2049[1]	37,376	38,908
Freddie Mac Pool #RA1580 3.50% 2049[1]	5,179	5,443
Freddie Mac Pool #RA1463 3.50% 2049[1]	5,160	5,423
Freddie Mac Pool #QA0284 3.50% 2049[1]	2,604	2,715
Freddie Mac Pool #QA2748 3.50% 2049[1]	719	750
Freddie Mac Pool #RA2596 2.50% 2050[1]	1,138	1,134
Freddie Mac Pool #RA2319 3.00% 2050[1]	4,986	5,059
Freddie Mac Pool #SD0187 3.00% 2050[1]	3,628	3,705
Freddie Mac Pool #RA1996 3.50% 2050[1]	13,922	14,455
Freddie Mac Pool #SD8053 4.50% 2050[1]	3,002	3,179
Freddie Mac Pool #SD7545 2.50% 2051[1]	15,296	15,205
Freddie Mac Pool #RA5971 3.00% 2051[1]	16,163	16,489
Freddie Mac, Series K142, Class A2, 2.40% 2032[1]	50,000	49,581
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[1]	378	379
Freddie Mac, Series K032, Class A2, Multi Family, 3.31% 2023[1]	2,400	2,448
Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 2025[1]	2,500	2,598
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[1]	12,323	12,598
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,2]	6,615	6,699
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	5,765	5,847
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,2]	5,699	5,763
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[1,2]	11,758	11,920
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[1]	2,179	2,251
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[1]	13,290	13,554
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,2]	68,898	71,022
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	43,804	46,046
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]	24,388	25,506
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[1]	4,533	4,663
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MT, 3.50% 2057[1]	1,735	1,815
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[1]	2,740	2,829
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[1]	1,601	1,675
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[1]	1,339	1,400
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[1]	841	880
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[1]	768	792
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[1]	25,986	26,358

American Funds Mortgage Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	$55,624	$57,067
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]	13,271	13,590
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[1]	45,189	46,171
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[1]	73,128	75,403
Government National Mortgage Assn. 2.00% 2052[1,3]	2,052	2,003
Government National Mortgage Assn. 2.00% 2052[1,3]	1,298	1,269
Government National Mortgage Assn. 2.50% 2052[1,3]	6,518	6,514
Government National Mortgage Assn. 2.50% 2052[1,3]	921	919
Government National Mortgage Assn. 3.00% 2052[1,3]	305,877	310,979
Government National Mortgage Assn. 3.50% 2052[1,3]	779	801
Government National Mortgage Assn. Pool #778208 4.00% 2032[1]	521	552
Government National Mortgage Assn. Pool #778205 4.00% 2032[1]	350	370
Government National Mortgage Assn. Pool #796771 6.50% 2032[1]	443	489
Government National Mortgage Assn. Pool #AH5896 3.75% 2034[1]	727	770
Government National Mortgage Assn. Pool #AD0867 4.25% 2034[1]	687	746
Government National Mortgage Assn. Pool #417292 3.25% 2035[1]	2,094	2,174
Government National Mortgage Assn. Pool #AH5908 3.25% 2035[1]	1,393	1,445
Government National Mortgage Assn. Pool #AH5904 3.25% 2035[1]	1,126	1,169
Government National Mortgage Assn. Pool #AH5907 3.25% 2035[1]	965	992
Government National Mortgage Assn. Pool #AC2887 5.00% 2035[1]	189	201
Government National Mortgage Assn. Pool #AA7288 3.75% 2037[1]	323	339
Government National Mortgage Assn. Pool #773549 6.50% 2038[1]	140	146
Government National Mortgage Assn. Pool #AA4803 6.50% 2038[1]	51	57
Government National Mortgage Assn. Pool #783690 6.00% 2039[1]	1,271	1,419
Government National Mortgage Assn. Pool #AH5905 3.25% 2040[1]	929	962
Government National Mortgage Assn. Pool #AH5912 3.25% 2040[1]	682	705
Government National Mortgage Assn. Pool #AH5909 3.25% 2040[1]	472	488
Government National Mortgage Assn. Pool #704926 5.00% 2040[1]	53	57
Government National Mortgage Assn. Pool #783689 5.50% 2040[1]	1,416	1,593
Government National Mortgage Assn. Pool #MA0273 4.00% 2041[1]	721	730
Government National Mortgage Assn. Pool #783687 4.50% 2041[1]	656	701
Government National Mortgage Assn. Pool #AC2904 4.50% 2041[1]	499	531
Government National Mortgage Assn. Pool #MA0310 4.50% 2041[1]	453	475
Government National Mortgage Assn. Pool #MA0274 4.50% 2041[1]	209	219
Government National Mortgage Assn. Pool #AB3621 4.50% 2041[1]	208	218
Government National Mortgage Assn. Pool #AE5743 5.00% 2041[1]	1,476	1,577
Government National Mortgage Assn. Pool #783688 5.00% 2041[1]	1,014	1,111
Government National Mortgage Assn. Pool #005158 5.00% 2041[1]	532	568
Government National Mortgage Assn. Pool #005165 6.50% 2041[1]	45	48
Government National Mortgage Assn. Pool #793043 2.75% 2042[1]	313	317
Government National Mortgage Assn. Pool #AB1330 2.75% 2042[1]	240	241
Government National Mortgage Assn. Pool #AB1591 2.75% 2042[1]	218	220
Government National Mortgage Assn. Pool #799829 2.75% 2042[1]	201	202
Government National Mortgage Assn. Pool #AA0526 2.75% 2042[1]	111	112
Government National Mortgage Assn. Pool #799343 3.50% 2042[1]	408	429
Government National Mortgage Assn. Pool #792276 3.50% 2042[1]	264	274
Government National Mortgage Assn. Pool #770242 4.00% 2042[1]	483	520
Government National Mortgage Assn. Pool #770241 4.00% 2042[1]	390	415
Government National Mortgage Assn. Pool #AC2872 4.00% 2042[1]	200	208
Government National Mortgage Assn. Pool #AB2159 4.50% 2042[1]	549	588
Government National Mortgage Assn. Pool #AA7306 3.50% 2043[1]	827	866
Government National Mortgage Assn. Pool #AG5105 3.50% 2043[1]	509	531
Government National Mortgage Assn. Pool #AG5106 4.00% 2043[1]	389	402
Government National Mortgage Assn. Pool #AH5880 3.75% 2044[1]	1,109	1,195
Government National Mortgage Assn. Pool #AH5881 4.25% 2044[1]	550	595
Government National Mortgage Assn. Pool #MA3727 4.00% 2046[1]	1,133	1,169
Government National Mortgage Assn. Pool #MA4511 4.00% 2047[1]	4,642	4,886
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[1]	8,236	8,643
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[1]	1,037	1,088
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[1]	406	427
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[1]	384	404
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[1]	18	19
Government National Mortgage Assn. Pool #773441 5.20% 2062[1]	1	1

6	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #AG8235 5.20% 2064[1]	$1	$1
Government National Mortgage Assn. Pool #AI2366 4.469% 2065[1]	17	17
Government National Mortgage Assn. Pool #AQ8290 4.903% 2066[1]	6	7
Government National Mortgage Assn. Pool #AQ8292 5.138% 2066[1]	3	3
Government National Mortgage Assn., Series 2011-H02, Class BA, 4.241% 2061[1,2]	4	4
Government National Mortgage Assn., Series 2016-H13, Class IO, interest only, 0.525% 2066[1,2]	47,053	601
JPMorgan Structured Financing Trust, Series 2021-EBO1, Class A, (1-month USD-LIBOR + 1.00%) 1.109% 2022[1,2,4,5,6]	600	600
Uniform Mortgage-Backed Security 1.50% 2037[1,3]	4,050	3,941
Uniform Mortgage-Backed Security 2.00% 2037[1,3]	23,065	22,895
Uniform Mortgage-Backed Security 2.50% 2037[1,3]	12,436	12,583
Uniform Mortgage-Backed Security 2.00% 2052[1,3]	155,371	148,741
Uniform Mortgage-Backed Security 2.00% 2052[1,3]	11,806	11,284
Uniform Mortgage-Backed Security 2.50% 2052[1,3]	1,440,231	1,414,989
Uniform Mortgage-Backed Security 2.50% 2052[1,3]	387,368	381,324
Uniform Mortgage-Backed Security 2.50% 2052[1,3]	77,000	75,974
Uniform Mortgage-Backed Security 3.00% 2052[1,3]	724,377	730,094
Uniform Mortgage-Backed Security 3.00% 2052[1,3]	84,907	85,763
Uniform Mortgage-Backed Security 3.50% 2052[1,3]	225,752	231,987
Uniform Mortgage-Backed Security 3.50% 2052[1,3]	42,881	44,164
Uniform Mortgage-Backed Security 4.00% 2052[1,3]	4,663	4,869
Uniform Mortgage-Backed Security 4.50% 2052[1,3]	71,848	75,860
		5,010,613

Collateralized mortgage-backed obligations (privately originated) 2.95%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[1,2,6]	4,604	4,515
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 2049[1,2,6]	104	103
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 2061[1,6]	3,374	3,388
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[1,2,6]	11,718	11,674
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[1,2,6]	11,022	10,918
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[1,2,6]	38,130	37,977
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A, 3.369% 2035[1,6]	5,000	5,056
COLT Funding, LLC, Series 2021-5, Class A1, 1.726% 2066[1,2,6]	4,270	4,186
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 2058[1,2,6]	2,248	2,290
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[1,2,6]	14,200	14,091
Finance of America HECM Buyout, Series 2020-HB2, Class A, 1.71% 2030[1,2,6]	9,212	9,113
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 2051[1,2,6]	4,241	4,073
GCAT, Series 2021-NQM6, Class A1, 1.855% 2066[1,2,6]	11,812	11,594
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[1,2,6]	4,937	4,828
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.987% 2053[1,2,6]	4,134	4,112
Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 1.087% 2053[1,2,6]	3,536	3,534
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 1.037% 2055[1,2,6]	16,000	15,903
Mill City Mortgage Trust, Series 15-1, Class M2, 3.616% 2056[1,2,6]	9,090	9,150
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 2062[1,2,6]	412	416
MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 1.406% 2022[1,2,6]	21,731	21,830
MRA Issuance Trust, Series 2021-16, Class A1, (1-month USD-LIBOR + 1.55%) 1.426% 2051[1,2,6]	31,378	31,389
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 0.937% 2055[1,2,6]	4,769	4,742
Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.70%) 0.887% 2055[1,2,6]	6,403	6,350
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 2031[1,2,6]	14,948	14,796
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 2054[1,2,6]	7,000	7,122
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.75% 2055[1,2,6]	150	151
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 2055[1,2,6]	5,800	5,859
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 2055[1,2,6]	6,900	6,999
Towd Point Mortgage Trust, Series 2015-4, Class M1, 3.75% 2055[1,2,6]	6,063	6,112
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[1,2,6]	751	755
Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.787% 2057[1,2,6]	561	560
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[1,2,6]	2,282	2,298
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[1,2,6]	1,735	1,747

American Funds Mortgage Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 2057[1,2,6]	$1,487	$1,493
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[1,2,6]	2,944	2,980
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[1,2,6]	799	808
		272,912

Commercial mortgage-backed securities 1.38%
Bank of America Merrill Lynch Large Loan, Inc., Series 2012-PARK, Class A, 2.959% 2030[1,6]	10,663	10,727
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 0.891% 2036[1,2,6]	21,000	20,424
BX Trust, Series 2021-RISE, Class A, (1-month USD-LIBOR + 0.74%) 0.939% 2036[1,2,6]	7,000	6,923
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 1.09% 2036[1,2,6]	19,921	19,551
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.861% 2038[1,2,6]	17,394	17,023
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.272% 2038[1,2,6]	9,779	9,698
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 1.241% 2038[1,2,6]	12,365	12,208
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 0.992% 2026[1,2,6]	6,615	6,528
Motel 6 Trust, Series 2021-MTL6, Class A, (1-month USD-LIBOR + 0.90%) 1.091% 2038[1,2,6]	2,354	2,327
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 0.922% 2038[1,2,6]	23,078	22,646
		128,055

Total mortgage-backed obligations		5,411,580

U.S. Treasury bonds & notes 23.01%
U.S. Treasury 13.03%
U.S. Treasury 0.125% 2022	56,972	56,724
U.S. Treasury 0.125% 2023	33,376	33,015
U.S. Treasury 0.125% 2023	18,000	17,780
U.S. Treasury 0.125% 2023	15,000	14,754
U.S. Treasury 0.125% 2023	5,000	4,913
U.S. Treasury 0.375% 2023	79,047	77,718
U.S. Treasury 0.875% 2024	49,243	48,722
U.S. Treasury 0.50% 2026	10,726	10,219
U.S. Treasury 0.75% 2026	108,922	104,733
U.S. Treasury 0.75% 2026	400	384
U.S. Treasury 0.875% 2026	21,000	20,201
U.S. Treasury 1.25% 2026	40,000	39,121
U.S. Treasury 0.625% 2027	31,500	29,492
U.S. Treasury 1.50% 2027	30,000	29,664
U.S. Treasury 0.75% 2028	13,208	12,441
U.S. Treasury 1.125% 2028	26,984	25,987
U.S. Treasury 1.25% 2028[7]	165,000	159,900
U.S. Treasury 1.25% 2028	19,000	18,370
U.S. Treasury 1.25% 2028	3,800	3,677
U.S. Treasury 1.375% 2028	3,000	2,916
U.S. Treasury 1.50% 2028	4,000	3,920
U.S. Treasury 1.75% 2029	22,000	21,908
U.S. Treasury 0.875% 2030	13,472	12,462
U.S. Treasury 1.125% 2031	19,100	18,019
U.S. Treasury 1.25% 2031	6,000	5,703
U.S. Treasury 1.375% 2031	53,554	51,392
U.S. Treasury 1.625% 2031	6,000	5,902
U.S. Treasury 1.875% 2032	13,000	13,061
U.S. Treasury 1.375% 2040	15,668	13,554
U.S. Treasury 1.875% 2041	43,408	40,829
U.S. Treasury 3.125% 2048	7,000	8,255
U.S. Treasury 3.375% 2048	406	502
U.S. Treasury 1.375% 2050[7]	170,100	140,204
U.S. Treasury 1.625% 2050[7]	131,000	114,887
U.S. Treasury 1.875% 2051	13,624	12,693
U.S. Treasury 1.875% 2051	11,237	10,492
U.S. Treasury 2.00% 2051	18,372	17,643
U.S. Treasury 2.375% 2051	4,108	4,288
		1,206,445

8	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities 9.98%
U.S. Treasury Inflation-Protected Security 0.125% 2023[8]	$63,385	$65,855
U.S. Treasury Inflation-Protected Security 0.375% 2023[8]	47,916	50,679
U.S. Treasury Inflation-Protected Security 0.625% 2023[8]	30,882	32,421
U.S. Treasury Inflation-Protected Security 0.125% 2024[8]	31,574	33,611
U.S. Treasury Inflation-Protected Security 0.125% 2024[8]	8,334	8,869
U.S. Treasury Inflation-Protected Security 0.50% 2024[8]	22,965	24,443
U.S. Treasury Inflation-Protected Security 0.625% 2024[8]	387,887	412,551
U.S. Treasury Inflation-Protected Security 0.125% 2031[8]	107,090	117,225
U.S. Treasury Inflation-Protected Security 0.125% 2032[8]	80,453	88,344
U.S. Treasury Inflation-Protected Security 2.125% 2041[8]	611	900
U.S. Treasury Inflation-Protected Security 0.75% 2042[8]	37,400	44,735
U.S. Treasury Inflation-Protected Security 1.00% 2049[7,8]	33,678	44,223
		923,856

Total U.S. Treasury bonds & notes		2,130,301

Asset-backed obligations 1.88%
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 1.191% 2030[1,2,6]	1,523	1,515
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.48% 2030[1,2,6]	3,740	3,733
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[1,6]	1,531	1,499
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[1,6]	1,361	1,342
Carvana Auto Receivables Trust, Series 2021-P1, Class A3, 0.54% 2025[1]	5,855	5,802
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 1.238% 2030[1,2,6]	4,738	4,694
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[1,6]	14,351	13,886
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[1,6]	2,319	2,199
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[1,6]	19,372	18,441
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[1,2,6]	4	4
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 2030[1,6]	6,825	6,667
Drivetime Auto Owner Trust, Series 2020-2A, Class A, 1.14% 2024[1,6]	90	90
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.391% 2029[1,2,6]	3,231	3,234
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[1,6]	3,679	3,576
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[1,6]	5,907	5,726
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 0.902% 2062[1,2,6]	17,470	17,164
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[1,6]	9,609	9,192
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[1,6]	11,992	11,513
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[1,6]	33,216	31,859
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[1,6]	25,250	24,302
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[1,2,6]	5,027	5,027
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[1,6]	2,450	2,299
		173,764

Total bonds, notes & other debt instruments (cost: $7,746,318,000)		7,715,645

Short-term securities 53.12%	Weighted average yield at acquisition
Federal agency bills & notes 26.32%
Fannie Mae 3/9/2022	0.053%	50,000	49,999
Federal Farm Credit Banks 3/11/2022	0.060	27,000	26,999
Federal Farm Credit Banks 4/4/2022	0.050	10,000	9,999
Federal Farm Credit Banks 4/11/2022	0.050	12,000	11,998
Federal Farm Credit Banks 4/21/2022	0.050	20,000	19,994
Federal Farm Credit Banks 5/18/2022	0.050	5,000	4,997
Federal Farm Credit Banks 5/27/2022	0.060	15,000	14,987
Federal Farm Credit Banks 5/31/2022	0.070	13,000	12,988
Federal Farm Credit Banks 6/3/2022	0.070	10,000	9,991
Federal Farm Credit Banks 6/16/2022	0.070	15,000	14,982
Federal Home Loan Bank 3/1/2022	0.049	50,000	50,000
Federal Home Loan Bank 3/2/2022	0.049	50,000	50,000
Federal Home Loan Bank 3/3/2022	0.045	100,000	100,000

American Funds Mortgage Fund	9

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal agency bills & notes (continued)
Federal Home Loan Bank 3/4/2022	0.047%	$79,450	$79,450
Federal Home Loan Bank 3/8/2022	0.045	275,000	274,997
Federal Home Loan Bank 3/9/2022	0.051	72,000	71,999
Federal Home Loan Bank 3/10/2022	0.050	125,000	124,998
Federal Home Loan Bank 3/16/2022	0.049	64,000	63,998
Federal Home Loan Bank 3/18/2022	0.049	202,000	201,993
Federal Home Loan Bank 3/23/2022	0.047	143,000	142,992
Federal Home Loan Bank 3/25/2022	0.063	48,000	47,997
Federal Home Loan Bank 3/30/2022	0.090	50,000	49,996
Federal Home Loan Bank 4/1/2022	0.059	110,000	109,992
Federal Home Loan Bank 4/6/2022	0.123	210,000	209,977
Federal Home Loan Bank 4/8/2022	0.139	75,000	74,991
Federal Home Loan Bank 4/18/2022	0.249	39,350	39,342
Federal Home Loan Bank 4/22/2022	0.060	50,000	49,987
Federal Home Loan Bank 4/27/2022	0.189	139,300	139,254
Federal Home Loan Bank 5/4/2022	0.219	20,000	19,993
Federal Home Loan Bank 5/6/2022	0.208	152,000	151,935
Federal Home Loan Bank 5/11/2022	0.262	25,000	24,987
Federal Home Loan Bank 5/25/2022	0.395	50,000	49,960
Federal Home Loan Bank 5/27/2022	0.332	130,300	130,195
			2,435,967

U.S. Treasury bills 21.83%
U.S. Treasury 3/3/2022	0.047	225,000	225,000
U.S. Treasury 3/8/2022	0.050	75,000	75,000
U.S. Treasury 3/10/2022	0.050	135,400	135,400
U.S. Treasury 3/17/2022	0.041	70,000	69,999
U.S. Treasury 3/22/2022	0.051	50,000	49,999
U.S. Treasury 3/24/2022	0.042	250,000	249,990
U.S. Treasury 4/5/2022	0.060	64,800	64,796
U.S. Treasury 4/26/2022	0.130	98,500	98,474
U.S. Treasury 4/28/2022	0.190	198,400	198,336
U.S. Treasury 5/5/2022	0.206	38,100	38,084
U.S. Treasury 5/10/2022	0.202	90,000	89,958
U.S. Treasury 5/12/2022	0.172	220,900	220,778
U.S. Treasury 5/17/2022	0.222	218,700	218,568
U.S. Treasury 5/19/2022	0.332	36,600	36,576
U.S. Treasury 5/24/2022	0.270	37,400	37,373
U.S. Treasury 5/26/2022	0.308	63,200	63,154
U.S. Treasury 6/16/2022	0.052	50,000	49,941
U.S. Treasury 7/14/2022	0.056	100,000	99,805
			2,021,231

Commercial paper 4.97%
Apple, Inc. 3/2/2022[6]	0.080	55,000	55,000
Apple, Inc. 3/14/2022[6]	0.060	39,200	39,199
Apple, Inc. 3/23/2022[6]	0.115	24,000	23,999
BofA Securities, Inc. 3/21/2022[6]	0.160	56,900	56,896
CAFCO, LLC 3/2/2022[6]	0.130	40,000	40,000
CHARTA, LLC 3/7/2022[6]	0.150	18,300	18,300
Cisco Systems, Inc. 3/8/2022[6]	0.120	40,000	40,000
Cisco Systems, Inc. 3/15/2022[6]	0.090	71,120	71,119

10	American Funds Mortgage Fund

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper (continued)
CRC Funding, LLC 3/3/2022[6]	0.130%	$50,000	$50,000
Crédit Agricole Corporate and Investment Bank, New York Branch 3/1/2022	0.050	50,400	50,400
Paccar Financial Corp. 3/28/2022	0.210	15,000	14,998
			459,911

Total short-term securities (cost: $4,917,485,000)			4,917,109
Total investment securities 136.48% (cost: $12,663,803,000)			12,632,754
Other assets less liabilities (36.48)%			(3,376,816)

Net assets 100.00%			$9,255,938

Futures contracts
Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 2/28/2022 (000)
2 Year U.S. Treasury Note Futures	Long	2,617	June 2022	$563,248	$1,433
5 Year U.S. Treasury Note Futures	Long	2,279	June 2022	269,563	876
10 Year Ultra U.S. Treasury Note Futures	Long	2,301	June 2022	325,196	2,132
10 Year U.S. Treasury Note Futures	Long	1,808	June 2022	230,407	932
20 Year U.S. Treasury Bond Futures	Long	96	June 2022	15,042	213
30 Year Ultra U.S. Treasury Bond Futures	Short	38	June 2022	(7,066)	(28)
					$5,558

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay					Upfront premium	Unrealized
Rate	Payment frequency	Rate	Payment frequency	Expiration date	Notional amount (000)	Value at 2/28/2022 (000)	paid (received) (000)	appreciation at 2/28/2022 (000)
3-month USD-LIBOR	Quarterly	0.243%	Semi-annual	5/2/2024	$600,000	$17,954	$374	$17,580
3-month USD-LIBOR	Quarterly	1.547%	Semi-annual	10/25/2024	252,000	1,104	—	1,104
3-month USD-LIBOR	Quarterly	1.548%	Semi-annual	10/28/2024	42,000	185	—	185
3-month USD-LIBOR	Quarterly	0.81%	Semi-annual	7/28/2045	161,600	37,351	(96)	37,447
3-month USD-LIBOR	Quarterly	0.811%	Semi-annual	7/27/2050	65,300	17,158	—	17,158
						$73,752	$278	$73,474

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[3]	Purchased on a TBA basis.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $600,000, which represented .01% of the net assets of the fund.
[5]	Value determined using significant unobservable inputs.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $964,042,000, which represented 10.42% of the net assets of the fund.
[7]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $111,776,000, which represented 1.21% of the net assets of the fund.
[8]	Index-linked bond whose principal amount moves with a government price index.

American Funds Mortgage Fund	11

Key to abbreviations and symbol

CLO = Collateralized Loan Obligations

CMO = Collateralized Mortgage Obligations

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

12	American Funds Mortgage Fund

Financial statements

Statement of assets and liabilities at February 28, 2022	unaudited (dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $12,663,803)		$12,632,754
Cash		245,237
Receivables for:
Sales of investments	$5,037,234
Sales of fund’s shares	3,809
Interest	11,277
Variation margin on futures contracts	10,456
Variation margin on centrally cleared swap contracts	27	5,062,803
		17,940,794
Liabilities:
Payables for:
Purchases of investments	8,672,894
Repurchases of fund’s shares	1,733
Dividends on fund’s shares	2
Investment advisory services	1,310
Services provided by related parties	317
Trustees’ deferred compensation	74
Variation margin on futures contracts	144
Variation margin on centrally cleared swap contracts	8,367
Other	15	8,684,856
Net assets at February 28, 2022		$9,255,938

Net assets consist of:
Capital paid in on shares of beneficial interest		$9,383,478
Total accumulated loss		(127,540)
Net assets at February 28, 2022		$9,255,938

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (924,287 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$224,996	22,469	$10.01
Class C	12,794	1,292	9.91
Class T	10	1	10.01
Class F-1	21,784	2,175	10.01
Class F-2	177,829	17,750	10.02
Class F-3	18,682	1,865	10.02
Class 529-A	28,253	2,823	10.01
Class 529-C	2,212	224	9.88
Class 529-E	1,271	127	10.01
Class 529-T	11	1	10.01
Class 529-F-1	10	1	10.01
Class 529-F-2	8,166	815	10.02
Class 529-F-3	10	1	10.02
Class R-1	6,381	645	9.90
Class R-2	3,003	304	9.89
Class R-2E	178	18	9.98
Class R-3	39,650	3,973	9.98
Class R-4	10,279	1,026	10.01
Class R-5E	461	46	10.01
Class R-5	1,116	111	10.02
Class R-6	8,698,842	868,620	10.01

See notes to financial statements.

American Funds Mortgage Fund	13

Financial statements (continued)

Statement of operations for the six months ended February 28, 2022	unaudited (dollars in thousands)

Investment income:
Income:
Interest		$34,732
Fees and expenses*:
Investment advisory services	$8,337
Distribution services	586
Transfer agent services	378
Administrative services	1,357
529 plan services	12
Reports to shareholders	27
Registration statement and prospectus	356
Trustees’ compensation	13
Auditing and legal	6
Custodian	19
Other	4
Total fees and expenses before reimbursement	11,095
Less reimbursement of fees and expenses:
Transfer agent services reimbursement	— †
Total fees and expenses after reimbursement		11,095
Net investment income		23,637

Net realized loss and unrealized depreciation:
Net realized loss on:
Investments in unaffiliated issuers	(124,453)
Futures contracts	(13,466)
Swap contracts	(3,046)	(140,965)
Net unrealized (depreciation) appreciation on:
Investments in unaffiliated issuers	(92,677)
Futures contracts	5,348
Swap contracts	38,412	(48,917)
Net realized loss and unrealized depreciation		(189,882)

Net decrease in net assets resulting from operations		$(166,245)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

14	American Funds Mortgage Fund

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended February 28, 2022*	Year ended August 31, 2021
Operations:
Net investment income	$23,637	$41,274
Net realized loss	(140,965)	(3,843)
Net unrealized (depreciation) appreciation	(48,917)	8,911
Net (decrease) increase in net assets resulting from operations	(166,245)	46,342

Distributions paid or accrued to shareholders	(28,324)	(325,460)

Net capital share transactions	512,440	2,051,717

Total increase in net assets	317,871	1,772,599

Net assets:
Beginning of period	8,938,067	7,165,468
End of period	$9,255,938	$8,938,067

*	Unaudited.

See notes to financial statements.

American Funds Mortgage Fund	15

Notes to financial statements	unaudited

1. Organization

American Funds Mortgage Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide current income and preservation of capital.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash — Cash may include amounts held in an interest bearing deposit facility.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

16	American Funds Mortgage Fund

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

American Funds Mortgage Fund	17

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 28, 2022 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$5,410,980	$600	$5,411,580
U.S. Treasury bonds & notes	—	2,130,301	—	2,130,301
Asset-backed obligations	—	173,764	—	173,764
Short-term securities	—	4,917,109	—	4,917,109
Total	$—	$12,632,154	$600	$12,632,754

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$5,586	$—	$—	$5,586
Unrealized appreciation on centrally cleared interest rate swaps	—	73,474	—	73,474
Liabilities:
Unrealized depreciation on futures contracts	(28)	—	—	(28)
Total	$5,558	$73,474	$—	$79,032

*	Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

18	American Funds Mortgage Fund

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.

American Funds Mortgage Fund	19

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $747,274,000.

20	American Funds Mortgage Fund

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $1,141,858,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and interest rate swaps as of, or for the six months ended, February 28, 2022 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$5,586	Unrealized depreciation*	$28
Swap (centrally cleared)	Interest	Unrealized appreciation*	73,474	Unrealized depreciation*	—
			$79,060		$28

American Funds Mortgage Fund	21

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(13,466)	Net unrealized appreciation on futures contracts	$5,348
Swap	Interest	Net realized loss on swap contracts	(3,046)	Net unrealized appreciation on swap contracts	38,412
			$(16,512)		$43,760

*	Includes cumulative appreciation/depreciation on futures contracts and centrally cleared interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, interest rate swaps and future delivery contracts. For futures contracts and centrally cleared interest rate swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2022, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2021, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$2,233
Capital loss carryforward[1]	(18,635)

[1]	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of February 28, 2022, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$137,504
Gross unrealized depreciation on investments	(101,701)
Net unrealized appreciation on investments	35,803
Cost of investments	12,675,705

22	American Funds Mortgage Fund

Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):

	Six months ended February 28, 2022					Year ended August 31, 2021
Share class	Ordinary income		Long-term capital gains	Total distributions paid or accrued		Ordinary income		Long-term capital gains		Total distributions paid or accrued
Class A	$286		$—	$286		$6,432		$2,500		$8,932
Class C	2		—	2		346		158		504
Class T	—	[2]	—	—	[2]	—	[2]	—	[2]	—	[2]
Class F-1	28		—	28		563		220		783
Class F-2	464		—	464		5,518		1,954		7,472
Class F-3	60		—	60		835		283		1,118
Class 529-A	32		—	32		795		311		1,106
Class 529-C	—	[2]	—	—	[2]	60		27		87
Class 529-E	1		—	1		39		17		56
Class 529-T	—	[2]	—	—	[2]	—	[2]	—	[2]	—	[2]
Class 529-F-1	—	[2]	—	—	[2]	12		—	[2]	12
Class 529-F-2[3]	20		—	20		241		92		333
Class 529-F-3[3]	—	[2]	—	—	[2]	—	[2]	—	[2]	—	[2]
Class R-1	1		—	1		159		73		232
Class R-2	1		—	1		88		40		128
Class R-2E	—	[2]	—	—	[2]	4		2		6
Class R-3	21		—	21		934		398		1,332
Class R-4	13		—	13		243		93		336
Class R-5E	1		—	1		13		5		18
Class R-5	4		—	4		40		14		54
Class R-6	27,390		—	27,390		227,052		75,899		302,951
Total	$28,324		$—	$28,324		$243,374		$82,086		$325,460

[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.140% on such assets in excess of $10 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. For the six months ended February 28, 2022, the investment advisory services fees were $8,337,000, which were equivalent to an annualized rate of 0.184% of average daily net assets.

American Funds Mortgage Fund	23

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of February 28, 2022, unreimbursed expenses subject to reimbursement totaled $130,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the six months ended February 28, 2022, CRMC reimbursed transfer agent services fees of less than $1,000 total for Class R-2E shares. CRMC does not intend to recoup these reimbursements.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

Prior to January 1, 2022, the quarterly fees were based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2022, the quarterly fees were amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended February 28, 2022, the 529 plan services fees were $12,000, which were equivalent to 0.058% of the average daily net assets of each 529 share class.

24	American Funds Mortgage Fund

For the six months ended February 28, 2022, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$286	$175		$ 35		Not applicable
Class C	68	11		2		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	26	13		3		Not applicable
Class F-2	Not applicable	99		26		Not applicable
Class F-3	Not applicable	—	*	3		Not applicable
Class 529-A	33	21		4		$ 8
Class 529-C	12	2		1		1
Class 529-E	3	1		—	*	—	*
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	4		1		3
Class 529-F-3	Not applicable	—		—	*	—	*
Class R-1	33	4		1		Not applicable
Class R-2	11	5		1		Not applicable
Class R-2E	1	—	*	—	*	Not applicable
Class R-3	102	35		6		Not applicable
Class R-4	11	5		1		Not applicable
Class R-5E	Not applicable	—	*	—	*	Not applicable
Class R-5	Not applicable	—	*	—	*	Not applicable
Class R-6	Not applicable	3		1,273		Not applicable
Total class-specific expenses	$586	$378		$1,357		$12

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $13,000 in the fund’s statement of operations reflects $15,000 in current fees (either paid in cash or deferred) and a net decrease of $2,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase securities from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended February 28, 2022, the fund did not engage in any such purchase or sale transactions with any related funds.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended February 28, 2022.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

American Funds Mortgage Fund	25

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended February 28, 2022

Class A	$17,490	1,726	$283		28		$(23,936)	(2,364)	$(6,163)	(610)
Class C	739	74	2		—	[2]	(2,219)	(221)	(1,478)	(147)
Class T	—	—	—		—		—	—	—	—
Class F-1	4,084	404	28		3		(1,893)	(188)	2,219	219
Class F-2	35,067	3,458	459		45		(25,512)	(2,519)	10,014	984
Class F-3	4,781	472	60		6		(5,022)	(496)	(181)	(18)
Class 529-A	2,385	236	32		3		(3,412)	(337)	(995)	(98)
Class 529-C	388	38	—	[2]	—	[2]	(525)	(52)	(137)	(14)
Class 529-E	166	16	1		—	[2]	(358)	(35)	(191)	(19)
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-2	2,144	210	20		2		(1,567)	(154)	597	58
Class 529-F-3	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class R-1	713	71	1		—	[2]	(1,364)	(135)	(650)	(64)
Class R-2	415	42	1		—	[2]	(373)	(37)	43	5
Class R-2E	22	2	—	[2]	—	[2]	(16)	(1)	6	1
Class R-3	3,864	382	20		2		(5,028)	(499)	(1,144)	(115)
Class R-4	2,199	219	13		1		(669)	(66)	1,543	154
Class R-5E	134	14	1		—	[2]	(47)	(5)	88	9
Class R-5	223	22	3		—	[2]	(244)	(24)	(18)	(2)
Class R-6	630,513	62,074	27,380		2,701		(149,006)	(14,727)	508,887	50,048
Total net increase (decrease)	$705,327	69,460	$28,304		2,791		$(221,191)	(21,860)	$512,440	50,391

Year ended August 31, 2021

Class A	$50,813	4,913	$8,871		862		$(50,155)	(4,863)	$9,529	912
Class C	4,922	478	501		49		(4,898)	(478)	525	49
Class T	—	—	—		—		—	—	—	—
Class F-1	8,249	797	782		76		(8,061)	(783)	970	90
Class F-2	108,436	10,498	7,431		722		(117,140)	(11,390)	(1,273)	(170)
Class F-3	13,591	1,318	1,117		109		(23,271)	(2,264)	(8,563)	(837)
Class 529-A	7,360	712	1,106		108		(6,854)	(663)	1,612	157
Class 529-C	860	84	87		9		(1,116)	(109)	(169)	(16)
Class 529-E	296	29	56		5		(385)	(37)	(33)	(3)
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	436	41	6		1		(9,324)	(881)	(8,882)	(839)
Class 529-F-2[3]	10,463	992	333		32		(2,748)	(267)	8,048	757
Class 529-F-3[3]	10	1	—	[2]	—	[2]	—	—	10	1
Class R-1	2,186	214	231		23		(1,794)	(176)	623	61
Class R-2	1,090	105	129		13		(1,639)	(160)	(420)	(42)
Class R-2E	43	4	5		—	[2]	(64)	(6)	(16)	(2)
Class R-3	17,952	1,749	1,331		130		(13,091)	(1,275)	6,192	604
Class R-4	5,761	551	335		33		(2,885)	(279)	3,211	305
Class R-5E	184	18	17		1		(216)	(21)	(15)	(2)
Class R-5	468	45	53		5		(651)	(63)	(130)	(13)
Class R-6	2,264,904	219,101	302,921		29,448		(527,327)	(51,325)	2,040,498	197,224
Total net increase (decrease)	$2,498,024	241,650	$325,312		31,626		$(771,619)	(75,040)	$2,051,717	198,236

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $35,199,564,000 and $34,654,980,000, respectively, during the six months ended February 28, 2022.

26	American Funds Mortgage Fund

11. Ownership concentration

At February 28, 2022, three shareholders held more than 10% of the fund’s outstanding shares. The three shareholders were American Funds 2030 Target Date Retirement Fund, American Funds 2025 Target Date Retirement Fund and American Funds 2020 Target Date Retirement Fund, with aggregate ownership of the fund’s outstanding shares of 22%, 20% and 12%, respectively. CRMC is the investment adviser to the three target date retirement funds.

American Funds Mortgage Fund	27

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income (loss) to average net assets[3]
Class A:
2/28/2022[4,5]	$10.23	$.01	$(.22)	$(.21)	$(.01)	$—	$(.01)	$10.01	(2.03)%[6]	$225		.63%[7]		.63%[7]		.14%[7]
8/31/2021	10.60	.01	.02	.03	(.05)	(.35)	(.40)	10.23	.13	236		.62		.62		.12
8/31/2020	10.21	.10	.53	.63	(.15)	(.09)	(.24)	10.60	6.32	235		.65		.65		.97
8/31/2019	9.84	.20	.39	.59	(.22)	—	(.22)	10.21	6.05	198		.69		.69		2.03
8/31/2018	10.20	.14	(.32)	(.18)	(.15)	(.03)	(.18)	9.84	(1.81)	197		.68		.68		1.41
8/31/2017	10.23	.10	.09	.19	(.13)	(.09)	(.22)	10.20	1.94	218		.69		.69		.98
Class C:
2/28/2022[4,5]	10.14	(.03)	(.20)	(.23)	— [8]	—	—	9.91	(2.35)[6]	13		1.38	[7]	1.38	[7]	(.61)[7]
8/31/2021	10.56	(.06)	(.01)	(.07)	— [8]	(.35)	(.35)	10.14	(.66)	15		1.37		1.37		(.62)
8/31/2020	10.17	.03	.53	.56	(.08)	(.09)	(.17)	10.56	5.54	15		1.40		1.40		.26
8/31/2019	9.80	.12	.39	.51	(.14)	—	(.14)	10.17	5.26	16		1.46		1.46		1.25
8/31/2018	10.17	.06	(.33)	(.27)	(.07)	(.03)	(.10)	9.80	(2.68)	16		1.47		1.47		.60
8/31/2017	10.19	.02	.11	.13	(.06)	(.09)	(.15)	10.17	1.25	21		1.48		1.48		.18
Class T:
2/28/2022[4,5]	10.22	.02	(.21)	(.19)	(.02)	—	(.02)	10.01	(1.82)[6,9]	—	[10]	.38	[7,9]	.38	[7,9]	.39	[7,9]
8/31/2021	10.60	.04	— [8]	.04	(.07)	(.35)	(.42)	10.22	.36 [9]	—	[10]	.40	[9]	.40	[9]	.35	[9]
8/31/2020	10.21	.13	.52	.65	(.17)	(.09)	(.26)	10.60	6.45 [9]	—	[10]	.43	[9]	.43	[9]	1.22	[9]
8/31/2019	9.83	.22	.40	.62	(.24)	—	(.24)	10.21	6.40 [9]	—	[10]	.46	[9]	.46	[9]	2.26	[9]
8/31/2018	10.20	.16	(.33)	(.17)	(.17)	(.03)	(.20)	9.83	(1.68)[9]	—	[10]	.45	[9]	.45	[9]	1.65	[9]
8/31/2017[4,11]	10.10	.06	.10	.16	(.06)	—	(.06)	10.20	1.63 [6,9]	—	[10]	.18	[6,9]	.18	[6,9]	.55	[6,9]
Class F-1:
2/28/2022[4,5]	10.23	.01	(.22)	(.21)	(.01)	—	(.01)	10.01	(2.02)[6]	22		.60	[7]	.60	[7]	.17	[7]
8/31/2021	10.61	.01	.01	.02	(.05)	(.35)	(.40)	10.23	.15	20		.61		.61		.14
8/31/2020	10.21	.10	.54	.64	(.15)	(.09)	(.24)	10.61	6.34	20		.63		.63		1.00
8/31/2019	9.84	.20	.39	.59	(.22)	—	(.22)	10.21	6.06	18		.68		.68		2.05
8/31/2018	10.20	.14	(.32)	(.18)	(.15)	(.03)	(.18)	9.84	(1.83)	14		.70		.70		1.39
8/31/2017	10.23	.10	.09	.19	(.13)	(.09)	(.22)	10.20	1.92	14		.70		.70		.94
Class F-2:
2/28/2022[4,5]	10.23	.02	(.20)	(.18)	(.03)	—	(.03)	10.02	(1.79)[6]	178		.34	[7]	.34	[7]	.43	[7]
8/31/2021	10.61	.04	.01	.05	(.08)	(.35)	(.43)	10.23	.42	172		.34		.34		.41
8/31/2020	10.22	.13	.53	.66	(.18)	(.09)	(.27)	10.61	6.52	180		.36		.36		1.21
8/31/2019	9.84	.23	.40	.63	(.25)	—	(.25)	10.22	6.46	122		.39		.39		2.33
8/31/2018	10.21	.17	(.33)	(.16)	(.18)	(.03)	(.21)	9.84	(1.64)	74		.40		.40		1.73
8/31/2017	10.23	.12	.11	.23	(.16)	(.09)	(.25)	10.21	2.30	47		.44		.44		1.20
Class F-3:
2/28/2022[4,5]	10.23	.03	(.21)	(.18)	(.03)	—	(.03)	10.02	(1.74)[6,9]	19		.22	[7,9]	.22	[7,9]	.54	[7,9]
8/31/2021	10.61	.05	.01	.06	(.09)	(.35)	(.44)	10.23	.53	19		.23		.23		.51
8/31/2020	10.22	.13	.54	.67	(.19)	(.09)	(.28)	10.61	6.64	29		.25		.25		1.28
8/31/2019	9.84	.24	.40	.64	(.26)	—	(.26)	10.22	6.56	18		.30		.30		2.43
8/31/2018	10.20	.18	(.32)	(.14)	(.19)	(.03)	(.22)	9.84	(1.45)	13		.31		.31		1.80
8/31/2017[4,12]	10.07	.09	.14	.23	(.10)	—	(.10)	10.20	2.33 [6]	11		.31	[7]	.31	[7]	1.55	[7]
Class 529-A:
2/28/2022[4,5]	10.22	.01	(.21)	(.20)	(.01)	—	(.01)	10.01	(1.95)[6]	28		.66	[7]	.66	[7]	.11	[7]
8/31/2021	10.60	.01	— [8]	.01	(.04)	(.35)	(.39)	10.22	.11	30		.65		.65		.10
8/31/2020	10.21	.10	.52	.62	(.14)	(.09)	(.23)	10.60	6.18	29		.69		.69		.94
8/31/2019	9.83	.20	.39	.59	(.21)	—	(.21)	10.21	6.09	24		.75		.75		1.97
8/31/2018	10.20	.13	(.33)	(.20)	(.14)	(.03)	(.17)	9.83	(1.98)	21		.75		.75		1.36
8/31/2017	10.23	.10	.09	.19	(.13)	(.09)	(.22)	10.20	1.98	19		.74		.74		.94

See end of table for footnotes.

28	American Funds Mortgage Fund

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
2/28/2022[4,5]	$10.12	$(.03)	$(.21)	$(.24)	$— [8]	$—	$—	$9.88	(2.36)%[6]	$2		1.42%[7]		1.42%[7]		(.66)%[7]
8/31/2021	10.54	(.07)	— [8]	(.07)	— [8]	(.35)	(.35)	10.12	(.67)	2		1.42		1.42		(.67)
8/31/2020	10.16	.02	.52	.54	(.07)	(.09)	(.16)	10.54	5.42	3		1.45		1.45		.23
8/31/2019	9.79	.12	.39	.51	(.14)	—	(.14)	10.16	5.22	4		1.51		1.51		1.20
8/31/2018	10.15	.05	(.31)	(.26)	(.07)	(.03)	(.10)	9.79	(2.64)	4		1.52		1.52		.54
8/31/2017	10.18	.01	.10	.11	(.05)	(.09)	(.14)	10.15	1.10	6		1.53		1.53		.14
Class 529-E:
2/28/2022[4,5]	10.22	(.01)	(.19)	(.20)	(.01)	—	(.01)	10.01	(2.10)[6]	1		.86	[7]	.86	[7]	(.10)[7]
8/31/2021	10.60	(.01)	— [8]	(.01)	(.02)	(.35)	(.37)	10.22	(.09)	1		.86		.86		(.12)
8/31/2020	10.21	.08	.52	.60	(.12)	(.09)	(.21)	10.60	5.96	1		.90		.90		.75
8/31/2019	9.84	.18	.38	.56	(.19)	—	(.19)	10.21	5.77	2		.96		.96		1.77
8/31/2018	10.20	.11	(.32)	(.21)	(.12)	(.03)	(.15)	9.84	(2.09)	1		.96		.96		1.14
8/31/2017	10.23	.07	.10	.17	(.11)	(.09)	(.20)	10.20	1.65	2		.98		.98		.71
Class 529-T:
2/28/2022[4,5]	10.22	.02	(.21)	(.19)	(.02)	—	(.02)	10.01	(1.84)[6,9]	—	[10]	.43	[7,9]	.43	[7,9]	.33	[7,9]
8/31/2021	10.60	.03	— [8]	.03	(.06)	(.35)	(.41)	10.22	.31 [9]	—	[10]	.45	[9]	.45	[9]	.30	[9]
8/31/2020	10.21	.12	.52	.64	(.16)	(.09)	(.25)	10.60	6.41 [9]	—	[10]	.47	[9]	.47	[9]	1.18	[9]
8/31/2019	9.83	.22	.40	.62	(.24)	—	(.24)	10.21	6.34 [9]	—	[10]	.51	[9]	.51	[9]	2.21	[9]
8/31/2018	10.20	.16	(.33)	(.17)	(.17)	(.03)	(.20)	9.83	(1.74)[9]	—	[10]	.52	[9]	.52	[9]	1.59	[9]
8/31/2017[4,11]	10.10	.05	.11	.16	(.06)	—	(.06)	10.20	1.60 [6,9]	—	[10]	.20	[6,9]	.20	[6,9]	.53	[6,9]
Class 529-F-1:
2/28/2022[4,5]	10.23	.02	(.22)	(.20)	(.02)	—	(.02)	10.01	(1.93)[6,9]	—	[10]	.41	[7,9]	.41	[7,9]	.35	[7,9]
8/31/2021	10.60	.05	— [8]	.05	(.07)	(.35)	(.42)	10.23	.43 [9]	—	[10]	.42	[9]	.42	[9]	.48	[9]
8/31/2020	10.21	.12	.53	.65	(.17)	(.09)	(.26)	10.60	6.43	9		.45		.45		1.19
8/31/2019	9.84	.22	.39	.61	(.24)	—	(.24)	10.21	6.23	8		.52		.52		2.20
8/31/2018	10.20	.16	(.32)	(.16)	(.17)	(.03)	(.20)	9.84	(1.66)	8		.52		.52		1.60
8/31/2017	10.23	.12	.09	.21	(.15)	(.09)	(.24)	10.20	2.11	7		.53		.53		1.17
Class 529-F-2:
2/28/2022[4,5]	10.23	.02	(.21)	(.19)	(.02)	—	(.02)	10.02	(1.82)[6]	8		.39	[7]	.39	[7]	.38	[7]
8/31/2021[4,13]	10.59	.02	.02	.04	(.05)	(.35)	(.40)	10.23	.39 [6]	8		.43	[7]	.43	[7]	.28	[7]
Class 529-F-3:
2/28/2022[4,5]	10.23	.02	(.20)	(.18)	(.03)	—	(.03)	10.02	(1.77)[6]	—	[10]	.28	[7]	.28	[7]	.48	[7]
8/31/2021[4,13]	10.59	.04	.01	.05	(.06)	(.35)	(.41)	10.23	.50 [6]	—	[10]	.36	[7]	.29	[7]	.42	[7]
Class R-1:
2/28/2022[4,5]	10.14	(.03)	(.21)	(.24)	— [8]	—	—	9.90	(2.35)[6]	7		1.36	[7]	1.36	[7]	(.59)[7]
8/31/2021	10.55	(.07)	.01	(.06)	— [8]	(.35)	(.35)	10.14	(.57)	7		1.40		1.40		(.65)
8/31/2020	10.18	.01	.53	.54	(.08)	(.09)	(.17)	10.55	5.34	7		1.49		1.49		.14
8/31/2019	9.81	.12	.40	.52	(.15)	—	(.15)	10.18	5.30	4		1.45		1.45		1.26
8/31/2018	10.17	.06	(.32)	(.26)	(.07)	(.03)	(.10)	9.81	(2.58)	4		1.47		1.47		.65
8/31/2017	10.20	.03	.08	.11	(.05)	(.09)	(.14)	10.17	1.13	4		1.49		1.49		.33

See end of table for footnotes.

American Funds Mortgage Fund	29

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income (loss) to average net assets[3]
Class R-2:
2/28/2022[4,5]	$10.13	$(.03)	$(.21)	$(.24)	$— [8]	$—	$—	$9.89	(2.35)%[6]	$3		1.33%[7]		1.33%[7]		(.56)%[7]
8/31/2021	10.54	(.06)	— [8]	(.06)	— [8]	(.35)	(.35)	10.13	(.57)	3		1.34		1.34		(.60)
8/31/2020	10.16	.03	.52	.55	(.08)	(.09)	(.17)	10.54	5.47	3		1.37		1.37		.28
8/31/2019	9.79	.13	.39	.52	(.15)	—	(.15)	10.16	5.33	3		1.40		1.40		1.32
8/31/2018	10.15	.07	(.32)	(.25)	(.08)	(.03)	(.11)	9.79	(2.54)	3		1.42		1.42		.69
8/31/2017	10.18	.02	.10	.12	(.06)	(.09)	(.15)	10.15	1.18	3		1.46		1.46		.22
Class R-2E:
2/28/2022[4,5]	10.20	(.01)	(.21)	(.22)	— [8]	—	—	9.98	(2.12)[6,9]	—	[10]	1.01	[7,9]	.99	[7,9]	(.23)[7,9]
8/31/2021	10.59	(.03)	— [8]	(.03)	(.01)	(.35)	(.36)	10.20	(.28)	—	[10]	1.06		1.01		(.25)
8/31/2020	10.20	.06	.53	.59	(.11)	(.09)	(.20)	10.59	5.82	—	[10]	1.14		1.06		.57
8/31/2019	9.82	.16	.40	.56	(.18)	—	(.18)	10.20	5.74	—	[10]	1.14		1.09		1.64
8/31/2018	10.19	.10	(.33)	(.23)	(.11)	(.03)	(.14)	9.82	(2.30)[9]	—	[10]	1.17	[9]	1.07	[9]	1.04	[9]
8/31/2017	10.21	.06	.11	.17	(.10)	(.09)	(.19)	10.19	1.69 [9]	—	[10]	1.12	[9]	1.11	[9]	.63	[9]
Class R-3:
2/28/2022[4,5]	10.20	(.01)	(.20)	(.21)	(.01)	—	(.01)	9.98	(2.11)[6]	40		.90	[7]	.90	[7]	(.13)[7]
8/31/2021	10.58	(.02)	.01	(.01)	(.02)	(.35)	(.37)	10.20	(.11)	42		.93		.93		(.17)
8/31/2020	10.20	.07	.52	.59	(.12)	(.09)	(.21)	10.58	5.82	37		1.04		1.04		.64
8/31/2019	9.83	.17	.39	.56	(.19)	—	(.19)	10.20	5.75	41		1.00		1.00		1.74
8/31/2018	10.19	.11	(.32)	(.21)	(.12)	(.03)	(.15)	9.83	(2.15)	34		1.02		1.02		1.10
8/31/2017	10.22	.08	.08	.16	(.10)	(.09)	(.19)	10.19	1.59	26		1.02		1.02		.79
Class R-4:
2/28/2022[4,5]	10.23	.01	(.22)	(.21)	(.01)	—	(.01)	10.01	(2.01)[6]	10		.58	[7]	.58	[7]	.19	[7]
8/31/2021	10.61	.02	— [8]	.02	(.05)	(.35)	(.40)	10.23	.18	9		.58		.58		.17
8/31/2020	10.21	.10	.54	.64	(.15)	(.09)	(.24)	10.61	6.35	6		.62		.62		1.01
8/31/2019	9.84	.20	.39	.59	(.22)	—	(.22)	10.21	6.08	5		.66		.66		2.04
8/31/2018	10.20	.15	(.33)	(.18)	(.15)	(.03)	(.18)	9.84	(1.80)	6		.66		.66		1.55
8/31/2017	10.23	.10	.09	.19	(.13)	(.09)	(.22)	10.20	1.94	2		.69		.69		.97
Class R-5E:
2/28/2022[4,5]	10.23	.02	(.22)	(.20)	(.02)	—	(.02)	10.01	(1.82)[6,9]	—	[10]	.38	[7,9]	.38	[7,9]	.39	[7,9]
8/31/2021	10.60	.04	.01	.05	(.07)	(.35)	(.42)	10.23	.36	—	[10]	.39		.39		.34
8/31/2020	10.21	.12	.53	.65	(.17)	(.09)	(.26)	10.60	6.46	—	[10]	.43		.42		1.15
8/31/2019	9.84	.23	.38	.61	(.24)	—	(.24)	10.21	6.28	—	[10]	.48		.46		2.28
8/31/2018	10.20	.18	(.33)	(.15)	(.18)	(.03)	(.21)	9.84	(1.53)	—	[10]	.48		.45		1.79
8/31/2017	10.23	.13	.10	.23	(.17)	(.09)	(.26)	10.20	2.25	—	[10]	.56		.40		1.28
Class R-5:
2/28/2022[4,5]	10.23	.02	(.20)	(.18)	(.03)	—	(.03)	10.02	(1.77)[6]	1		.28	[7]	.28	[7]	.48	[7]
8/31/2021	10.61	.05	— [8]	.05	(.08)	(.35)	(.43)	10.23	.47	1		.29		.29		.46
8/31/2020	10.21	.13	.54	.67	(.18)	(.09)	(.27)	10.61	6.67	1		.32		.32		1.28
8/31/2019	9.84	.24	.38	.62	(.25)	—	(.25)	10.21	6.40	1		.36		.36		2.36
8/31/2018	10.20	.18	(.33)	(.15)	(.18)	(.03)	(.21)	9.84	(1.50)	1		.36		.36		1.77
8/31/2017	10.23	.13	.10	.23	(.17)	(.09)	(.26)	10.20	2.25	1		.38		.38		1.31
Class R-6:
2/28/2022[4,5]	10.23	.03	(.22)	(.19)	(.03)	—	(.03)	10.01	(1.84)[6]	8,699		.22	[7]	.22	[7]	.54	[7]
8/31/2021	10.61	.05	.01	.06	(.09)	(.35)	(.44)	10.23	.53	8,373		.22		.22		.53
8/31/2020	10.21	.14	.54	.68	(.19)	(.09)	(.28)	10.61	6.75	6,590		.25		.25		1.40
8/31/2019	9.84	.24	.39	.63	(.26)	—	(.26)	10.21	6.47	6,095		.29		.29		2.43
8/31/2018	10.20	.18	(.32)	(.14)	(.19)	(.03)	(.22)	9.84	(1.44)	4,490		.30		.30		1.83
8/31/2017	10.23	.14	.09	.23	(.17)	(.09)	(.26)	10.20	2.33	3,227		.31		.31		1.40

See end of table for footnotes.

30	American Funds Mortgage Fund

Financial highlights (continued)

	Six months ended	Year ended August 31,
Portfolio turnover rate for all share classes[14]	February 28, 2022[4,5,6]	2021	2020	2019	2018	2017
Excluding mortgage dollar roll transactions	21%	66%	114%	129%	66%	104%
Including mortgage dollar roll transactions	486%	1,015%	1,015%	605%	1,009%	635%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than $.01.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[14]	Refer to Note 5 for more information on mortgage dollar rolls.

See notes to financial statements.

American Funds Mortgage Fund	31

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2021, through February 28, 2022).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

32	American Funds Mortgage Fund

Expense example (continued)

	Beginning account value 9/1/2021	Ending account value 2/28/2022	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$979.71	$3.09	.63%
Class A – assumed 5% return	1,000.00	1,021.67	3.16	.63
Class C – actual return	1,000.00	976.50	6.76	1.38
Class C – assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class T – actual return	1,000.00	981.82	1.87	.38
Class T – assumed 5% return	1,000.00	1,022.91	1.91	.38
Class F-1 – actual return	1,000.00	979.80	2.95	.60
Class F-1 – assumed 5% return	1,000.00	1,021.82	3.01	.60
Class F-2 – actual return	1,000.00	982.05	1.67	.34
Class F-2 – assumed 5% return	1,000.00	1,023.11	1.71	.34
Class F-3 – actual return	1,000.00	982.61	1.08	.22
Class F-3 – assumed 5% return	1,000.00	1,023.70	1.10	.22
Class 529-A – actual return	1,000.00	980.52	3.24	.66
Class 529-A – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class 529-C – actual return	1,000.00	976.42	6.96	1.42
Class 529-C – assumed 5% return	1,000.00	1,017.75	7.10	1.42
Class 529-E – actual return	1,000.00	979.01	4.22	.86
Class 529-E – assumed 5% return	1,000.00	1,020.53	4.31	.86
Class 529-T – actual return	1,000.00	981.58	2.11	.43
Class 529-T – assumed 5% return	1,000.00	1,022.66	2.16	.43
Class 529-F-1 – actual return	1,000.00	980.68	2.01	.41
Class 529-F-1 – assumed 5% return	1,000.00	1,022.76	2.06	.41
Class 529-F-2 – actual return	1,000.00	981.83	1.92	.39
Class 529-F-2 – assumed 5% return	1,000.00	1,022.86	1.96	.39
Class 529-F-3 – actual return	1,000.00	982.28	1.38	.28
Class 529-F-3 – assumed 5% return	1,000.00	1,023.41	1.40	.28
Class R-1 – actual return	1,000.00	976.51	6.66	1.36
Class R-1 – assumed 5% return	1,000.00	1,018.05	6.80	1.36
Class R-2 – actual return	1,000.00	976.52	6.52	1.33
Class R-2 – assumed 5% return	1,000.00	1,018.20	6.66	1.33
Class R-2E – actual return	1,000.00	978.81	4.86	.99
Class R-2E – assumed 5% return	1,000.00	1,019.89	4.96	.99
Class R-3 – actual return	1,000.00	978.92	4.42	.90
Class R-3 – assumed 5% return	1,000.00	1,020.33	4.51	.90
Class R-4 – actual return	1,000.00	979.92	2.85	.58
Class R-4 – assumed 5% return	1,000.00	1,021.92	2.91	.58
Class R-5E – actual return	1,000.00	981.81	1.87	.38
Class R-5E – assumed 5% return	1,000.00	1,022.91	1.91	.38
Class R-5 – actual return	1,000.00	982.32	1.38	.28
Class R-5 – assumed 5% return	1,000.00	1,023.41	1.40	.28
Class R-6 – actual return	1,000.00	981.63	1.08	.22
Class R-6 – assumed 5% return	1,000.00	1,023.70	1.10	.22

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Funds Mortgage Fund	33

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2020, through September 30, 2021. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

34	American Funds Mortgage Fund

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American Funds Mortgage Fund	35

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

36	American Funds Mortgage Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American Funds Mortgage Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Mortgage Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2022, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2021.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2021. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 63% of the time, based on the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MORTGAGE FUND

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Principal Executive Officer

Date: April 29, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________
Kristine M. Nishiyama, Principal Executive Officer

Date: April 29, 2022

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: April 29, 2022